Board of Directors Granted Compensation to Officers and Directors (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock options:
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
Restricted		24,460
Remaining shares available in Plan		26,040
Granted	$ 0
Restricted		$ 0
Incentive
Stock options:
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		52,900
Granted		$ 35.00
Non-Qualified
Stock options:
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		21,600
Granted		$ 35.00